Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Equity [Abstract]
Schedule of accumulated other comprehensive income (loss)
	December 31,
	2021	2022
Accumulated foreign currency translation adjustments	9,238	(6,585)
Accumulated unrealized gain on derivative instruments, net	26	26
Total other comprehensive income (loss)	$9,264	$(6,559)